SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, shares in Millions	Jan. 07, 2021	Jan. 11, 2021	Oct. 14, 2020	Sep. 17, 2020	Jul. 16, 2020
IPO Promissory Note | Affiliated Entity | Notes Payable, Other Payables
SUBSEQUENT EVENTS
Face amount				$ 400,000	$ 300,000
Outstanding balance			$ 400,000
Plutus Merger Sub Inc.
SUBSEQUENT EVENTS
Common stock, par value (in dollars per share)	$ 0.0001
Purchase consideration	$ 6,569,840,376
Sale of stock, price per share (in dollars per share)	$ 10.00
Number of shares issued to stockholder (in shares)	122.5
Aggregate purchase price	$ 1,225,000,000.0
Subsequent Event | IPO Promissory Note | Affiliated Entity | Notes Payable, Other Payables
SUBSEQUENT EVENTS
Face amount		$ 2,500,000
Outstanding balance		$ 1,415,000
Subsequent Event | Plutus Merger Sub Inc.
SUBSEQUENT EVENTS
Common stock, par value (in dollars per share)	$ 0.0001
Purchase consideration	$ 6,569,840,376
Sale of stock, price per share (in dollars per share)	$ 10.00
Number of shares issued to stockholder (in shares)	122.5
Aggregate purchase price	$ 1,225,000,000.0